Debt - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Debt issue related costs	$ 637,892	$ 13,766
Expense related to debt issuance cost	(539,553)	(310,228)
Amortized cost	346,657	1,236,004
Financed public works contracts
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
At the beginning of the year	1,978,772,255	1,794,470,357
Loans obtained - financing institutions	482,723,731	536,422,333
Debt payments	(494,440,865)	(620,190,507)
Accrued interest	81,295,785	74,313,214
Interest (paid)	(80,348,383)	(70,733,122)
Foreign exchange	(101,650,766)	112,266,352
At the end of the period	$ 1,866,351,757	$ 1,826,548,627